Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
NOTE 3:-	OTHER CURRENT ASSETS

	As of December 31,
	2023	2022

Receivables on account of shares	$100	$-
Receivables from governmental authorities	7	38
Prepaid expenses	-	5

	$107	$43